Other Non-Current Financial Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Non-Current Financial Assets
Bank guarantees granted	kr 0	kr 1,888
Reimbursement security deposit	0	(290)
Parent Company
Other Non-Current Financial Assets
Opening balance	1,939	341
Bank guarantees granted	0	1,888
Reimbursement security deposit	0	(290)
Net book value	kr 1,939	kr 1,939